Feb. 15, 2022
Rational/ReSolve Adaptive Asset Allocation Fund
Rational/ReSolve Adaptive Asset Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund

(the “Fund”)

Class A: RDMAX	Class C: RDMCX	Institutional: RDMIX

February 15, 2022

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus and Prospectus, each dated May 1, 2021.

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The second paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary—Rational/ReSolve Adaptive Asset Allocation Fund – Principal Investment Strategies” and under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Rational/ReSolve Adaptive Asset Allocation Fund” are amended and restated as follows:

The Fund’s trading advisor, ReSolve Asset Management SEZC (Cayman) (the “Trading Advisor”), uses a proprietary methodology to create a portfolio of securities with exposures to a number of characteristics such as total-return momentum, trends, seasonal patterns, carry measures, mean reversion and others, while simultaneously maximizing diversification based on changing estimates of volatility and correlations across global asset classes. The Fund will take long or short positions in asset classes such as equity index and fixed income asset classes, commodities, currencies, volatility indexes and other alternative asset classes. A premise of the Trading Advisor’s methodology is that return, volatility and correlation are more effectively estimated by observing past returns over horizons of one year or less, rather than using long-term averages. As a result, Fund holdings and weights are regularly adjusted in response to material changes in world markets.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474.

Please retain this Supplement for future reference.